July 10, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Eubel Brady & Suttman Mutual Fund Trust
 File Nos.  333-195475 and 811-22960

Ladies and Gentlemen:

On behalf of Eubel Brady & Suttman Mutual Fund Trust, we hereby file, pursuant to Rule 472 under the Securities Act of 1933, Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A.

Please contact the undersigned at (513) 587-3406 if you have any questions on this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Secretary

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
www.ultimusfundsolutions.com